Income taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 18,454	$ 18,399
Operating Loss Carryforwards	292,754	253,493
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.80%	25.00%
Liability for unrecognized tax benefits	0	0
Estimated tax liabilities	0	0
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	159,656
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	45,316
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	85,842
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	1,061
Germany Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 879